February 9, 2000


Lilly R. Chiu
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Mail Stop 5-5
Washington, DC  20549

Re:  Institutional Development Trust

        33-78263
        811-9335

Dear Ms. Chiu:

Enclosed for filing is Pre-Effective Amendment No. 2 to the Registration Statement. We made every effort to ensure that all of your comments were incorporated into this filing. Please review and advise whether you have further comments.

Please call me with any questions at (978) 921-6688.

                                     Very truly yours,
                                     /s/

                                     Debra M. Brown
                                     Director, Investment Company Services

    As filed with the Securities and Exchange Commission on February 9, 2000

                       1933 Act Registration No. 33- 78263
                       1940 Act Registration No. 811- 9335


                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  /x/



REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          //
PRE-EFFECTIVE AMENDMENT NO. 2                                           /X/


                        (Check appropriate box or boxes)

               (Exact name of registrant as specified in Charter)
                         INSTITUTIONAL DEVELOPMENT TRUST

                    (Address of Principal Executive Offices)
                            2901 Ohio Blvd, Suite 242
                              Terre Haute, IN 47803
                         Registrant's Telephone Number,

                        including Area Code: 888-837-1751


                     (Name and Address of Agent for Service)
                                 James B. Exline

Wabash Valley Capital Management 2901 Ohio Blvd, Suite 242 Terre Haute, IN 47803 1-812-242-9113





Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement





The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission acting pursuant to said section 8(a), may determine.















                              CHURCHMEN'S BOND FUND
                                   PROSPECTUS

                                       And
                                   Application


                                February 14, 2000

                            2901 Ohio Blvd, Suite 242
                              Terre Haute, IN 47803
                                 1-888-837-1751






TABLE OF CONTENTS

Fund Basics
Fund Expenses
Management

Shareholder Information
Distributions
Taxes
For More Information

INVESTMENT OBJECTIVE

High level of total return as is
consistent with capital preservation.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                   FUND BASICS


CHURCHMEN'S BOND FUND
GOAL AND PRINCIPAL STRATEGIES.

Goal: The Churchmen's Bond Fund's investment objective is to provide as high a level of total return as is consistent with capital preservation.

Strategies: The Fund seeks to achieve the objective by investing in a portfolio of debt securities, including, convertible debt securities of domestic companies, municipal bonds and U.S. Government securities. The Fund invests at least 80% of its total assets at the time of investment in debt securities. The Fund's adviser staggers the maturities of the securities in the portfolio to reduce the risk of reinvesting large sums of money during cyclical lows in the interest rate cycle. This approach allows the portfolio to pay higher levels of income during periods of low interest rates.

The Fund invests in U.S. Government Securities, including issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an Act of Congress, including variable rate obligations such as floating rate notes. The Fund also invests in bonds, including municipal bonds (taxable and tax-exempt, and other debt securities), rated Aaa, Aa, A or MIG-1 by Moody's Investors Service, Inc. ("Moody's"), or AAA, AA, A or SP-1 by Standard & Poor's Ratings Group ("S&P"), and commercial paper rated Prime-1 by Moody's or A-1+ or A-1 by S&P.

In managing the Fund's assets, the Adviser will monitor economic data to determine future expectations regarding the strength of the economy, both domestically and globally. During periods of strong economic growth the Adviser may choose to overweight the fund's exposure to corporate debt. During periods of economic contraction (recession) the adviser may choose to overweight the fund's exposure to U.S. Government obligations, sacrificing yield for quality.


Under normal circumstances, the average maturity for the portfolio is expected to be between 5 and 7 years. The average maturity of the Fund's portfolio is adjusted based on the Adviser's assessment of relative yields on debt securities and expectations of future interest rate patterns. Under normal circumstances the Adviser does not sell the portfolio securities. Rather, the Adviser holds the securities through the maturity date. However, the Adviser reviews the ratings of portfolio securities on a regular basis and when a security is downgraded lower than an A rating, under normal circumstances, the security will be sold. The Fund may hold cash and short-term fixed income securities and may enter into repurchase agreements for temporary defensive purposes as determined by the adviser. To the extent the Fund's assets are so invested, the Fund may not achieve its investment objective.


The Fund may also invest up to 25% (in the aggregate) of its total assets in lower-rated debt securities that are not rated below BBB or SP-2 by S&P or Baa or MIG-2 by Moody's to the extent the Adviser views such investments as consistent with this Fund's investment objective. The Fund may enter into repurchase agreements, terminable within seven days or less, involving U.S. Treasury securities, with member banks of the Federal Reserve System or dealers in U.S. Government Securities. The Fund may invest up to 15% of its net assets in restricted securities and in instruments having no ready market value, primarily church bonds. Church bonds are debt securities issued by churches or religious institutions that are typically used to finance capital projects. Although church bonds are unrated by agencies, independent credit analysis is performed.


 [side bar]
High Grade Ratings are those securities rated Aaa, Aa, A or MIG-1 by Moody's , or AAA, AA, A or SP-1 by S&P. Most corporate bonds and commercial paper securities are rated.
[end of side bar]

Principal Risks

The principal risk of investing in the Fund is that while the Fund seeks investments that will satisfy the investment objective, the Fund's investments could decline in value and you could lose money. Concerns about an issuer's ability to repay its borrowings or to pay interest will adversely affect the value of the securities. The Fund's adviser seeks to limit this risk generally by selecting higher-grade debt securities.


An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is subject to risks that affect the bond markets in general, such as general economic conditions and adverse changes in interest rates. During periods of economic expansion, corporate bonds tend to outperform U.S. Government obligations as their financial ability to repay debt improves. During economic contractions, U.S. Government obligations tend to outperform corporate bonds because investors tend to emphasize quality in their security selection.


A change in the price of a debt security generally is inversely related to market interest rates. This means that the value of the Fund's investments will tend to decrease during periods of rising interest rates and to increase during periods of falling rates. In general, as the average maturity of the portfolio increases, so does the potential volatility in share price.


Church bonds present special risks. Since there is no established market for them, Church bonds are illiquid securities. Therefore, the Adviser may be unable to sell church bonds when desired. Additional risks include the possibility that the Church may default, the possible inadequacy or absence of collateral, the absence of independent ratings of the bonds and the absence of a recognized market for reselling the bonds. These bonds are sold through a limited number of brokers.


This is a new fund and does not have any performance history.


[Side Bar]

PORTFOLIO MATURITY

The maturity date is the date that the principal amount of the notes, drafts, or other debt instruments are due and payable.


[End of Side Bar]

                             FUND FEES AND EXPENSES

         As an investor, you pay certain fees and expenses in connection with buying and holding shares of the fund, which are described in the table below.


          SHAREHOLDER FEES ( fees paid directly from your investment) -

Maximum  Sales  Charge   (Load)                                           NONE
Imposed  on  Purchases
Redemption Fees (as a percentage of amount redeemed, if applicable)       1.00%1


  ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)


Management Fee                                               .35%
Distribution (12b-1) Fees                                    .50%
Other Expenses2                                              .50%
Total Annual Fund Operating Expenses                        1.35%




          Example: This example is intended to help you compare the cost of investment in the Fund with the cost of investing in other mutual funds.


                  This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                  1 year                    3 years
                  $[    ]                   $[    ]


                  You would pay the following expenses if you did not redeem your shares during the first year of investment:

                  1 year                    3 years
                  $[    ]                   $[    ]

     1 The redemption fee of 1% is imposed for any investor withdrawal during the first year of the investment. This redemption charge is not a sales charge, rather it is a charge used to discourage market timers from investing in the Fund.

     2 Other Expenses are based on estimated amounts for the current fiscal year. Other expenses include fees paid for administration, custody and registration fees.


                                   MANAGEMENT

HOW THE FUND IS MANAGED


The investment adviser for the Fund is the Wabash Valley Capital Management, Inc., (WVCM) located at 2901 Ohio Boulevard, Suite 242, Terre Haute, Indiana, 47803. WVCM is an Indiana based S-corporation that provides customized investment management for high net worth individuals and institutions. WVCM was established in November, 1997 and currently has over $55 million in assets under management. The Fund pays the Adviser a fee of equal to an average annual rate of .35% of the value of the average daily net assets. The portfolio managers for the fund are Donald B. Edwards, CFA, MBA and Christopher S. Doll, MBA. Prior to founding WVCM in 1997, Mr. Edwards and Mr. Doll managed individual and institutional assets for Old National Trust Company.


                             SHAREHOLDER INFORMATION

Purchasing Shares


You may purchase shares of the Fund with an initial investment of $1,000 and additional investments of as little as $50.00. You can also choose to participate in the automatic investment program with automatic purchases in an amount as little as $25.00. Your price for fund shares is the fund's net asset value per share ("NAV") next calculated after receipt by the Fund of your check and completed application.


Opening an Account


  Send the completed application and a check made payable to the fund to Churchmen's Bond Fund.

                            c/o Unified Fund Services
                                  P.O. Box 6110
                          Indianapolis, IN. 46206-6110




An account may also be opened by having your investment wired to the fund. You must first call the Transfer Agent at 888-837-1751 to set up your account and receive an account number. Then, you should provide your bank with the following information:

         Fifth Third Bank
         ABA #
         Attn:  Churchmen's Bond Fund
         D.D.A. #
         Account Name
         For the Account #


Additional Investments

You may purchase additional shares at any time by mail or wire. Each additional purchase should reference your name, account number and the name of the fund. Shareholders must call the transfer agent prior to wiring any funds.

[sidebar]
Net Asset Value- Net Asset Value per share (or "NAV") is the price per share of a mutual fund. It is determined by taking the total value of the fund (assets - liabilities) and dividing the difference by the total number of fund shares outstanding. The NAV is determined at the close of regular trading at the New York Stock Exchange ("NYSE") on each day that the NYSE is open for trading. Normally the NYSE closes regular trading at 4:00 pm New York time.


For purposes of computing NAV, the Fund is valued at the current market value determined on the basis of market quotations or, if such quotations are not readily available, such other methods as the Trustees believe in good faith would accurately reflect the fair value.
 [end sidebar]


Selling shares


You may sell all or some of your shares on any day that the Fund is open for business. If you completed the Optional Telephone Redemption and Exchange section of the fund's application you may call 1-888-837-1751. Otherwise you may redeem by sending your request by mail to the Fund.

                        c/o Unified Fund Service, Inc. .
                                 P.O. Box 6110 .
                         Indianapolis, IN. 46206-6110


Your shares will be sold at the next NAV calculated after your order is received by the Funds' transfer agent. There is a 1% redemption charge for any withdrawal within the first year of investment. You may receive your payment by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares. Payments sent out by federal wire transfer are subject to a transaction processing charge of $20.00.


The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which it is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the NAV of a fund during any 90-day period for any one shareholder. If a redemption is made in kind, the redeeming shareholder would bear any transaction costs incurred in selling the securities. Redemptions in excess of the above amounts will normally be paid in cash, but may be paid wholly or partly by a distribution in kind of securities.


Other Information

The Fund has adopted a 12b-1 Plan pursuant to the rules of the Investment Company Act of 1940. This plan allows the Fund to pay distribution and service fees for the sale and servicing of the Fund's shares in an amount equal to .50% of the average daily net assets of the Fund. Since these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment. These fees may cost you more than paying other types of sales charges.

                                  DISTRIBUTIONS

The Fund pays dividends to shareholders from net investment income every month. Although the Fund is not likely to realize capital gains because of the types of securities purchased, any capital gains realized will be distributed to shareholders once a year. For purposes of this calculation, net investment income consists of all accrued interest income on Fund assets less the Fund's expenses applicable to that dividend period.

For your convenience, dividends and capital gains are automatically reinvested in the Fund. If you ask us to pay the distributions in cash, we will send you a check instead of purchasing more shares of the Fund. You will receive confirmation that shows the payment amount and a summary of all transactions. Checks are normally mailed within five business days of the payment date.

                                      TAXES


As with any investment, you should consider how your investment in the Fund would be taxed. If your account is not a tax-deferred retirement account, you should be aware of these tax consequences. For federal tax purposes, the Fund's income and short-term capital gain distributions are taxed as dividends or ordinary income; long-term capital gain distributions are taxed as long-term capital gains. Your distributions may also be subject to state income tax. The distributions are taxable when they are paid, whether you take them in cash or participate in the dividend reinvestment program. Each January, the Fund mails you a form indicating the federal tax status of your dividend and capital gain distributions.


Please see the statement of additional information and your own tax adviser for further information.

The Taxpayer Relief Act of 1997 made certain changes to capital gains tax rates. Under the law, taxpayers in all brackets will have an advantage when it comes to capital gains tax rates. The Fund will provide information relating to the portion of any fund distribution that is eligible for the reduced capital gains tax rate.

APPENDIX A

                               SECURITIES RATINGS

                  The following is a description of the ratings given by S&P and Moody's to U.S. municipal and government securities in which the Fund is permitted to invest.

RATING OF MUNICIPAL OBLIGATIONS

                  S&P:

                  The two highest ratings of S&P for municipal bonds are AAA (Prime) and AA (High-grade). Bonds rated AAA have the highest rating assigned by S&P to a municipal obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. The rating may be modified by the addition of a plus (+) or a minus (-) to show relative standing within the category.

                  S&P top ratings for municipal notes are SP-1 and SP-2. The designation SP-1 indicates a very strong capacity to pay principal and interest. A "+" is added for those issues determined to possess overwhelming safety characteristics. An "SP-2" designation indicates a satisfactory capacity to pay principal and interest.

                  MOODY'S:

                  The two highest ratings of Moody's for municipal bonds are Aaa and Aa. Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. Moody's states that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long-term risks appear somewhat larger than for Aaa municipal bonds. Moody's rates a bond in the Aa category as Aa1 if Moody's believes the bond possesses strong attributes within the category.

                  Moody's ratings for municipal notes and other short-term loans are designated Moody's Investment Grade (MIG) and Variable Rate Demand Obligation Moody's Investment Grade (VMIG). This distinction is in recognition of the differences between short-term and long-term credit risk. Loans bearing the designation MIG1/VMIG1 are of the best quality, enjoying strong protection by establishing cash flows of funds for their servicing or by established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG2/VMIG2 are of high quality with margins of protection ample although not as large as in the preceding group.

COMMERCIAL PAPER RATINGS

                  S&P:

                  Commercial paper rated A-1 or better by S&P has the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed; the issuer has access to at least two additional channels of borrowing; and basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned.

                  MOODY'S:

                  The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend earnings over a period of ten years; (7) financial strength of a parent company and the relationship which exists with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

RATINGS OF CORPORATE BONDS

S& P

          AAA--Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

          AA--Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

          A--Bonds  rated A have a strong  capacity  to pay  interest  and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.

          BBB--Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

          BB--Bonds rated BB have less near-term vulnerability to default than other speculative grade debt. However, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

          B--Bonds rated B have a greater vulnerability to default but presently have the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

          CCC--Bonds rated CCC have a current identifiable vulnerability to default and are dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayment of principal. In the event of adverse business, financial or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

          CC--The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC rating.

          C--The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating.

          D--Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

          S&P'sletter ratings may be modified by the addition of a plus (+) or a minus (-) sign designation, which is used to show relative standing within the major rating categories, except in the AAA (Prime Grade) category.

MOODY'S

          Aaa--Bonds  which are rated Aaa are judged to be of the best  quality.
               They carry the smallest degree of investment risk and generally are referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issuers.

          Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

          A--Bonds  which  are  rated  A  possess  many   favorable   investment
               attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          Ba--Bonds which are rated Ba are judged to have speculative  elements;
               their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and, therefore, not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

          B--Bonds which  are  rated B  generally  lack  characteristics  of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

          Caa--Bonds which are rated Caa are of poor standing. Such issuers may be in default or there may be present elements of danger with respect to principal or interest.

          Ca--Bonds which are rated Ca present obligations which are speculative in a high degree. Such issuers are often in default or have other marked shortcomings.

          C--Bonds which are rated C are the lowest rated class of bonds, and issuers so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

          Moody's applies the numerical modifiers 1, 2 and 3 to show relative standing within the major rating categories, except in the Aaa category and in the categories below B. The modifier 1 indicates a ranking for the security in the higher end of a rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of a rating category.

[Back Cover]

                              FOR MORE INFORMATION

General Information and Other Available Information The Fund sends investors a semi-annual report and an audited annual report. These reports include a list of the Fund investments and the Fund's financial statements. The annual report will also contain a statement from the investment adviser discussing market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

The Fund has a Statement of Additional Information that contains more detailed information on all aspects of the Fund and is incorporated by reference into this prospectus. The Statement of Additional Information has been filed with the Securities and Exchange Commission and is available for review at the SEC's Public Reference Room (1-800-SEC-0330) or on the SEC's web site at http://www.sec.gov.


Shareholders may obtain any of these documents free of charge by calling the fund at 888-837-1751. Shareholders may also call this number to request other information about the Fund and to make shareholder inquiries.


You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330) or by sending your request and a
duplicating  fee  to  the  SEC's  Public  Reference  Section,   Washington,   DC
20549-6009.


Investment Company File No.   811- 9335
Institutional Development Trust

























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                              CHURCHMEN'S BOND FUND
                       STATEMENT OF ADDITIONAL INFORMATION


                                February 14 ,2000

 ------------------------------------------------------------------------------





This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of the Churchmen's Bond Fund, dated February 14 , 2000. Churchmen's Bond Fund is a portfolio of Institutional Development Trust. A copy of the Prospectus can be obtained by writing the Fund at Unified Fund Services, Inc., 431 N. Pennsylvania Street, Indianapolis, IN. 46204. You may also call 888-837-1751.





TABLE OF CONTENTS                                                         PAGE

Fund History
Types of Investments and Investment Techniques
Investment Limitations
Investment Adviser
Management  of the  Fund
Control  Persons  and  Principal  Holders  of Securities
Portfolio Transactions and Brokerage
How to Invest in the Fund
How to Redeem Shares
Share Price Calculation
Performance
Taxes
Other Information

FUND HISTORY

         Churchmen's Bond Fund (CBF) (the "Fund") is a portfolio of Institutional Development Trust (the "Trust"), a newly organized, open-end management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated March 31, 1999 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.

         Presently, the Trustees have established only one series of shares of the Trust, namely the shares of this Fund. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series. Each other share of that series is entitled to dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights. In case of any liquidation of a series, shareholders of the series being liquidated will be entitled to receive as a group, a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

         TYPES OF INVESTMENTS AND INVESTMENT TECHNIQUES

The Fund is a diversified fund. This means that as a fundamental policy, with respect to 75% of the Fund's assets, the Fund may not invest more than 5% in the securities of any single issuer. In addition, the Fund does not invest 25% or more of its total assets in any one industry. This limit does not apply to U.S. Government Securities obligations or municipal securities.

The Fund seeks to achieve the objective by investing in a portfolio of debt securities, including, convertible and nonconvertible debt securities of domestic companies, including both well-known and established and new and lesser-known companies, municipal bonds and U.S. Government securities. The Fund invests at least 80% of its assets at the time of investment in debt securities. The Fund's adviser staggers the maturities of the securities in the portfolio to reduce the risk of reinvesting large sums of money during cyclical lows in the interest rate cycle. This approach allows for the portfolio to pay higher levels of income during periods of low interest rates. Under normal circumstances, the average duration for the portfolio is expected to be between 5 and 7 years.

         FIXED INCOME SECURITIES - The Fund invests in fixed income securities. Fixed income securities include corporate debt securities, U.S. government securities and participation interests in such securities. Fixed income securities are generally considered to be interest rate sensitive, which means that their value will generally decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer-term securities and are less affected by changes in interest rates.

         CORPORATE DEBT SECURITIES - Corporate debt securities are long and short-term debt obligations issued by companies (such as publicly issued and privately placed bonds, notes and commercial paper). The Adviser considers corporate debt securities to be of investment grade quality if they are rated BBB or higher by Standard & Poor's Corporation, or Baa or higher by Moody's Investors Services, Inc., or if unrated, determined by the Adviser to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements.

          U.S. GOVERNMENT OBLIGATIONS - The Fund may invest without limit in U.S. government securities. U.S. government securities include securities issued or guaranteed by the U.S. government, its agencies and instrumentalities. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal National Mortgage Association (FNMA) are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity. These securities may involve more risk than securities backed by the full faith and credit of the U.S. government.

         MUNICIPAL SECURITIES. The municipal securities in which the Fund may invest include municipal notes and short-term municipal bonds. Municipal notes are generally used to provide for the issuer's short-term capital needs and generally have maturities of 397 days or less. Examples include tax anticipation and revenue anticipation notes, which generally are issued in anticipation of various seasonal revenues, bond anticipation notes, construction loan notes and tax-exempt commercial paper. Short-term municipal bonds may include general obligation bonds, revenue bonds and industrial development bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for payment of principal and interest. Revenue bonds are generally paid from the revenues of a particular facility or a specific excise tax or other source. Industrial development bonds are issued by or on behalf of public authorities to provide funding for various privately operated industrial and commercial facilities. The Fund may also invest in high quality participation interests in municipal securities.

         RULE 144A SECURITIES are securities in the United States that are not registered for sale under Federal securities laws but which can be resold to institutions under SEC Rule 144A. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are treated as exempt from the 15% limit on illiquid securities. Under the supervision of the Board of Trustees, the Adviser for each Fund determines the liquidity of restricted securities. The Board of Trustees monitors trading activity in restricted securities through reports from each Fund's Adviser. If institutional trading in restricted securities were to decline, the liquidity of a Fund could be adversely affected.

         CHURCH BOND SECURITIES are securities that are issued to provide churches with income to complete capital projects relating to the church. The church's income is dependent upon voluntary contributions, tithes, gifts and offerings and is maintained on a cash basis. There is no assurance that membership and income will increase or continue at an adequate level to retire the principal and interest on the bonds.

         DEMAND FEATURES. The Fund may invest in securities that are subject to puts and stand-by commitments, which are defined as, demand features. Demand features give the Fund the right to resell securities at specified periods prior to their maturity dates to the seller or to some third party at an agreed-upon price or yield. Securities with demand features may involve certain expenses and risks, including the inability of the issuer of the instrument to pay for the securities at the time the instrument is exercised, non-marketability of the instrument and differences between the maturity of the underlying security and the maturity of the instrument. Securities may cost more with demand features than without them. Demand features can serve three purposes: to shorten the maturity of a variable or floating rate security, to enhance the instrument's credit quality and to provide a source of liquidity.

         MORTGAGE- AND ASSET-BACKED SECURITIES. The Fund may purchase fixed or adjustable rate mortgage-backed securities issued by the Government National Mortgage Association, Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, or other governmental or government-related entities. The Fund may also purchase other asset-backed securities, including securities backed by automobile loans, equipment leases or credit card receivables. These securities directly or indirectly represent a participation in, or are secured by and payable from, fixed or adjustable rate mortgage or other loans, which may be secured by real estate or other assets. The yield and credit characteristics of mortgage-backed securities differ in a number of respects from traditional fixed income securities. The major differences are that these instruments typically include more frequent interest and principal payments, usually monthly, and the possibility that prepayment of principal may be made at any time. Prepayment rates are influenced by changes in current interest rates and a variety of other factors. In general, changes in the rate of prepayment on a security will change the yield to maturity of that security. Under certain interest rate or prepayment rate scenarios, a Fund may fail to recoup fully its investment in such securities notwithstanding the credit quality of the issuers of such securities. Based on historic prepayment patterns, amounts available for reinvestment are likely to be greater during a period of declining interest rates and, thus, are likely to be reinvested at lower interest rates, than during a period of rising interest rates. Mortgage-backed securities may decrease in value as a result of increases in interest rates and may benefit less than other fixed income securities from declining interest rates because of the risk of prepayment.

         REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements fully collateralized by U.S. Government obligations. Repurchase agreements are transactions in which a Fund purchases securities and simultaneously commits to resell those securities to the seller at an agreed-upon price on an agreed-upon future date. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased securities. If the seller of the securities underlying a repurchase agreement fails to pay the agreed resale price on the agreed delivery date, a Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. Any repurchase transaction will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. The Adviser monitors the creditworthiness of the banks and securities dealers with whom the Fund engages in repurchase transactions.

         DELAYED DELIVERY SECURITIES. The Fund may purchase securities on a when-issued or delayed delivery basis. Securities so purchased are subject to market price fluctuation from the time of purchase but no interest on the securities accrues to a Fund until delivery and payment for the securities take place. Accordingly, the value of the securities on the delivery date may be more or less than the purchase price. Forward commitments will be entered into only when a Fund has the intention of taking possession of the securities, but a Fund may sell the securities before the settlement date if deemed advisable. The Fund will comply with all requirements for maintaining segregated accounts.

         ILLIQUID SECURITIES. The portfolio of the Fund may contain illiquid securities. Illiquid securities generally include securities which cannot be disposed of promptly and in the ordinary course of business without taking a reduced price. Securities may be illiquid due to contractual or legal restrictions on resale or lack of a ready market. The following securities are considered to be illiquid: repurchase agreements and reverse repurchase agreements maturing in more than seven days, nonpublicly offered securities and restricted securities. Restricted securities are securities the resale of which is subject to legal or contractual restrictions. Church bond securities generally are considered illiquid. Restricted securities may be sold only in privately negotiated transactions, in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 or pursuant to Rule 144 or Rule 144A promulgated under such Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expense, and a considerable period may elapse between the time of the decision to sell and the time such security may be sold under an effective registration statement. If during such a period adverse market conditions were to develop; the Fund might obtain a less favorable price than the price it could have obtained when it decided to sell. The Fund will not invest more than 15% of its net assets in illiquid securities.

The Fund does not expect the portfolio turnover rate to exceed 100% in the first year.

INVESTMENT LIMITATIONS

         Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e.; they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or
(2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

     1. Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

     2.  Senior   Securities.   The  Fund  will  not  issue  senior  securities.


     3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

     4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities, which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).


     5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.


     6. Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

     7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

         With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

         Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

                  Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Limitations - Fundamental " above).

     i. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

     ii. Borrowing. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The Fund will not invest more than 5% of its net assets in reverse repurchase agreements.

     iii. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

     iv. Short Sales. The Fund will not effect short sales of securities unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short.

     v. Options. The Fund will not purchase or sell puts, calls, options or straddles, except as described in the Prospectus and the Statement of Additional Information.

     vi. Repurchase Agreements. The Fund will not invest more than 5% of its net assets in repurchase agreements.

     vii. Illiquid Investments. The Fund will not invest more than 15% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

THE INVESTMENT ADVISER


         The investment adviser for the Fund is the Wabash Valley Capital Management, Inc., (WVCM) located at 2901 Ohio Boulevard, Suite 242, Terre Haute, Indiana, 47803. WVCM is an Indiana based S-corporation that provides customized investment management for high net worth individuals and institutions. The fund pays the Adviser a fee of equal to an average annual rate of .35% of the value of the average daily net assets. The portfolio managers for the fund are Donald
B. Edwards, CFA, MBA and Christopher S. Doll, MBA. Prior to founding WVCM in 1997, Mr. Edwards and Mr. Doll managed individual and institutional assets for Old National Trust Company.

         Under the terms of the management agreement (the "Agreement"), the Adviser is responsible for managing the Fund's investments subject to approval of the Board of Trustees. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of .35% of the average daily net assets of the Fund. The Adviser may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Adviser to waive any fees in the future.


         The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not.


         The Fund retains AmeriPrime Fund Services as administrator to the Fund. Unified Fund Services serves as the Fund's accounting agent and transfer agent, dividend paying agent and shareholder service agent. The Trust retains AmeriPrime Financial Services, Inc. (the "Distributor") to act as the principal distributor of the Fund's shares. AmeriPrime receives a monthly fee from the Fund equal to an annual average rate of . % of the Fund's average daily net assets.


DISTRIBUTION PLAN


         Pursuant to Rule 12b-1 adopted by the SEC under the 1940 Act, the Fund will adopt a Distribution Agreement (the 'Distribution Agreement') and a Rule 12b-1 Plan (the "12b-1 Plan") to permit the Fund to directly or indirectly pay expenses associated with the distribution of shares.

         Pursuant to the Distribution Agreement and the 12b-1 Plans, the Treasurer of the Fund reports the amounts expended under the Distribution Agreement and the purposes for which such expenditures were made to the Directors of the Fund on a quarterly basis. Also, the 12b-1 Plan provides that the selection and nomination of disinterested Directors (as defined in the 1940
Act) are committed to the discretion of the disinterested Directors then in office. The Distribution Agreement and 12b-1 Plan may be continued annually if approved by a majority vote of the Directors, including a majority of the Directors who neither are interested persons of the Fund nor have any direct or indirect financial interest in the Distribution Agreement, the 12b-1 Plan or in any other agreements related to the 12b-1 Plans, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement was initially approved by the Fund's Directors on November 15, 1999 and by the then shareholders on .

         Pursuant to the provisions of the 12b-1 Plans and the Distribution Agreement, the Fund may pay a distribution services fee each month to the Distributor of up to an annual rate of up to .50 of 1%.


         With respect to sales of shares through a broker-dealer, the broker-dealer is paid a concession at the time of sale. In addition, an ongoing maintenance fee may be paid to broker-dealers on sales of shares of the Funds. The payments to the broker-dealer, although a Fund expense which is paid by all shareholders, will only directly benefit investors who purchase their shares through a broker-dealer rather than directly from the Funds. Broker-dealers who sell shares of the Funds may provide services to their customers that are not available to investors who purchase their shares directly. Investors who purchase their shares directly from the Fund will pay a pro rata share of the Fund's expenses of encouraging broker-dealers to provide such services but will not receive any of the direct benefits of such services. The payments to the broker-dealers will continue to be paid for as long as the related assets remain in the Fund.

MANAGEMENT OF THE FUND

TRUSTEES AND OFFICERS
         The Board of Trustees are responsible for the management and supervision of the Fund. The Board of Trustees approves all contracts with the Fund. The names of the Trustees and executive officers of the Trust are shown below. An asterisk indicates each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940.





===================================================================================================================================
       Name, Age and Address           Position                      Principal Occupations During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------------------
Clyde H. Freed, Jr                     Trustee                       Mr. Freed has over thirty-five years of business experience.
13608 Wisteria Drive                                                 He has been involved in every aspect from management of
Germantown, MD  20874                                                representatives to opening new accounts.  He has extensive knowledge in mutual funds and fixed income products.  He is a member of the executive committee Southern Baptist Convention and is the pastor of a church in Germantown, MD.
-----------------------------------------------------------------------------------------------------------------------------------
James B. Exline                        President                     Mr. Exline is a principal with Wabash Valley Capital
2901 Ohio Blvd., Suite 242                                           Management.  Prior to 1997, he served as Vice President,
Terre Haute, IN.  47803                                              Business Development for Old National Trust Company.
-----------------------------------------------------------------------------------------------------------------------------------
Robert Cook                            Trustee                       Mr. Cook serves as pastor of The First Church of the Nazarene
109 Harris Street                                                    in Fort Mills, SC.  Mr. Cook has been involved in numerous bond
Fort Mills, SC.  29715                                               issues that helped his congregation grow over the last twenty years.  He has been involved in real estate and currently is involved with Churchmen=s Capital Group financial services.
-----------------------------------------------------------------------------------------------------------------------------------
Bryan Whitehead                        Trustee                       Mr. Whitehead serves as minister for the Church of Christ in
P.O. Box 34                                                          Sandborn, Indiana and as the chaplain for the Green County
Lincoln, IN.  47441                                                  General Hospital.  Mr. Whitehead also has experience in real estate.
-----------------------------------------------------------------------------------------------------------------------------------
Abe Miller                             Trustee                       Mr. Miller serves as minister of the Eastside Church of Christ
9645 St. Road 42                                                     in Terre Haute, IN.  He is also the owner and founder of Abe's
Terre Haute, IN.  47803                                              Acres restaurant in Terre Haute, Indiana.
-----------------------------------------------------------------------------------------------------------------------------------
Charles Hinson                         Trustee                       Mr. Hinson served as a missionary for many years.  He has owned and managed many business ventures for himself.  He is
                                                                     currently the founder and president of the Tall Pines Christian
                                                                     Academy in Crestview, FL.
-----------------------------------------------------------------------------------------------------------------------------------
Donald Edwards                         Secretary                     Mr. Edwards, CFA, MBA, is a principal of Wabash Valley Capital
2901 Ohio Blvd., Suite 242                                           Management.  He serves as portfolio manager for the Fund.
Terre Haute, IN.  47803                                              Prior to founding WVCM in 1997, Mr. Edwards managed individual and institutional assets for Old National Trust Company.


===================================================================================================================================



         The compensation paid to the Trustees of the Trust is estimated to be the following:

==============================================================================================

                                      AGGREGATE                  TOTAL COMPENSATION
                                     COMPENSATION             FROM TRUST (THE TRUST IS
            NAME                      FROM TRUST               NOT IN A FUND COMPLEX)
----------------------------------------------------------------------------------------------

Clyde Freed                              400                             400

----------------------------------------------------------------------------------------------

James B. Exline                           0                               0

----------------------------------------------------------------------------------------------

Robert Cook                              400                             400

----------------------------------------------------------------------------------------------

Bryan Whitehead                          400                             400

----------------------------------------------------------------------------------------------

Abe Miller                               400                             400

----------------------------------------------------------------------------------------------
Charles Hinson                           400                             400
----------------------------------------------------------------------------------------------
Donald Edwards                            0                               0
==============================================================================================



Control Persons and Principal Holders of Securities.
         As of February 14, 2000, [ ] owned 100% of the outstanding shares of the Fund.


PORTFOLIO TRANSACTIONS AND BROKERAGE

         Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

         The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

         Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Agreement.

         Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

         To the extent that the Trust and another of the Adviser's clients seek to acquire the same security at about the same time, the Trust may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Trust may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Trust. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection.

PURCHASE AND SALE INFORMATION

                            HOW TO INVEST IN THE FUND

         Shares of the Fund are sold directly to investors on a continuous basis, subject to a minimum initial investment of $1,000. and minimum subsequent investments of $50. These minimums may be waived by the Adviser for accounts participating in an automatic investment program. Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution. Investors choosing to purchase or redeem shares directly from the Fund will not incur charges on purchases or redemptions, except that during the first year of investment, investors will be charged a 1% redemption fee for the purpose of discouraging market timers in the Fund. To the extent investments of individual investors are aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.

INITIAL PURCHASE

         BY MAIL - You may purchase shares of the Fund by completing and signing the investment application form which accompanies this Prospectus and mailing it, in proper form, together with a check (subject to the above minimum amounts) made payable to CBF Fund, and sent to the P.O. Box listed below. If you prefer overnight delivery, use the overnight address listed below.


Unified Fund Service, Inc.
P.O. Box 6110
Indianapolis, IN. 46206-6110

or

Unified Fund Service, Inc.
431 N. Pennsylvania Street
Indianapolis, IN.  46204


         Your purchase of shares of the Fund will be effected at the next share price calculated after receipt of your investment.


         BY WIRE - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. If money is to be wired, you must call the Transfer Agent at 888-837-1751 to set up your account and obtain an account number. You should be prepared at that time to provide the information on the application. Then, you should provide your bank with the following information for purposes of wiring your investment:

                  Fifth Third Bank
                  ABA #
                  Attn: Churchmen's Bond Fund
                  D.D.A. # __________
                  Account Name _________________ (write in shareholder name) For the Account # ______________ (write in account number)




         You are required to mail a signed application to the Custodian at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, Custodian and Transfer Agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays, which may occur in wiring money, including delays, which may occur in processing by the banks, are not the responsibility of the Fund or the Transfer Agent.


ADDITIONAL INVESTMENTS

         You may purchase additional shares of the Fund at any time (subject to minimum investment requirements) by mail, wire, or automatic investment. Each additional mail purchase request must contain your name, the name of your account(s), your account number(s), and the name of the Fund. Checks should be made payable to Mutual Fund and should be sent to the address listed above. A bank wire should be sent as outlined above.

AUTOMATIC INVESTMENT PLAN

         You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $50 or more from your bank checking account. You may change the amount of your monthly purchase at any time.

TAX SHELTERED RETIREMENT PLANS


         Since the Fund is oriented to longer term investments, shares of the Fund may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEP's); SIMPLE plans; 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Transfer Agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Consultation with an attorney or tax Adviser regarding these plans is advisable. Custodial fees for an IRA will be paid by the shareholder by redemption of sufficient shares of the Fund from the IRA unless the fees are paid directly to the IRA custodian. You can obtain information about the IRA custodial fees from the Transfer Agent.


OTHER PURCHASE INFORMATION

         Dividends begin to accrue after you become a shareholder. The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's Transfer Agent for the account of the shareholder. The rights to limit the amount of purchases and to refuse to sell to any person are reserved by the Fund. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund.

                              HOW TO REDEEM SHARES

         All redemptions will be made at the net asset value determined after the redemption request has been received by the Transfer Agent in proper order. Shareholders may receive redemption payments in the form of a check or federal wire transfer. The proceeds of the redemption may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. There is a 20.00 transaction fee for all wires requested out of the Fund. Any charges for wire redemptions will be deducted from the shareholder's Fund account by redemption of shares. Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution.

         BY MAIL - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:


                           Unified Fund Services, Inc.
                                  P.O. Box 6110
                          Indianapolis, IN. 46204-6110


         "Proper order" means your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address and the dollar amount or number of shares you wish to redeem. This request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. For certain redemptions (i.e. when a shareholder wants the redemption check sent to an address other than the record address), the Fund requires that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of the Fund or the Fund's Transfer Agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.


          BY TELEPHONE - You may redeem any part of your account in the Fund by calling the Transfer Agent at 888-837-1751. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the Transfer Agent and the Custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.


         The telephone redemption and exchange procedures may be terminated at any time by the Fund or the Transfer Agent. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the Transfer Agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.


         ADDITIONAL INFORMATION - If you are not certain of the requirements for a redemption please call the Transfer Agent at 888-837-1751 Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates.


                                 NET ASSET VALUE

         The price (net asset value) of the shares of the Fund is determined as of the close of regular trading on the New York Stock Exchange, which is currently 4:00 p.m., New York time. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the net asset value (share price), see "Net Asset Value" in the Prospectus.

         The value of an individual share in the Fund (the net asset value) is calculated by dividing the total value of the Fund's investments and other assets (including accrued income), less any liabilities (including estimated accrued expenses), by the number of shares outstanding, rounded to the nearest cent. The net asset value per share of the Fund will fluctuate.

          Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

PERFORMANCE

          "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula: P(1+T)n=ERV

         Where:   P     =    a hypothetical $1,000 initial investment
                  T     =    average annual total return
                  n     =    number of years
                  ERV   =    ending redeemable value at the end of the
                             applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period.

         The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.


         From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. For the Money Market Fund, comparisons may also include Bank Rate Monitor (TM), N. Palm Beach, Fla. 33408, IBC's Money Fund Report(TM), CDA Investment Technologies, Inc., Wiesenberger Investment Companies Services, and other industry publications. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as tho of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.


TAXES

         The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. Should the Fund fail to qualify, the Fund's income could be subject to federal taxes.


         For federal income tax purposes, dividends paid by the Fund from ordinary income are taxable to shareholders as ordinary income, but may be eligible in part for the dividends received deduction for corporations. Pursuant to the Tax Reform Act of 1986 (the "Tax Reform Act"), all distributions of net short-term capital gains to individuals are taxed at the same rate as ordinary income. All distributions of net capital gains to corporations are taxed at regular corporate rates. Any distributions designated as being made from net realized long term capital gains are taxable to shareholders as long-term capital gains regardless of the holding period of the shareholder.


         The Fund will mail to each shareholder after the close of the calendar year a statement setting forth the federal income tax status of distributions made during the year. Dividends and capital gains distributions may also be subject to state and local taxes. Shareholders are urged to consult their own tax advisors regarding specific questions as to federal, state or local taxes and the tax effect of distributions and withdrawals from the Fund.

         On the application or other appropriate form, the Fund will request the shareholder's certified taxpayer identification number (social security number for individuals) and a certification that the shareholder is not subject to backup withholding. Unless the shareholder provides this information, the Fund will be required to withhold and remit to the U.S. Treasury 31% of the dividends, distributions and redemption proceeds payable to the shareholder. Shareholders should be aware that, under regulations promulgated by the Internal Revenue Service, the Fund may be fined $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to a specific account in any year, the Fund may make a corresponding charge against the account.

OTHER INFORMATION

CUSTODIAN


         Fifth Third Bank, Mutual Fund Services Group, 38 Fountain Square Plaza, Cincinnati, OH. 45263, is Custodian of the Fund's investments. The Custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.




         The firm of McCurdy & Associates CPA's, Inc., has been selected as independent public accountants for the Trust for the fiscal year ending November 30, 2000. The independent accountant performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.

Other Service Providers

The Fund retains AmeriPrime Financial Services, Inc. (the "Administrator") to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. The Administrator receives a monthly fee from the Adviser equal to an annual average rate of [0.10% of the Fund's average daily net assets up to fifty million dollars, 0.075% of the Fund's average daily net assets from fifty to one hundred million dollars and 0.050% of the fund's average daily net assets over one hundred million dollars.] The Fund retains
Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Transfer Agent") to serve as transfer agent, dividend paying agent and shareholder service agent. The Trust retains AmeriPrime Financial Securities, Inc. 1793 Kingswood Drive, Suite 200, Southlake, TX 76092 (the "Distributor") to act as the principal distributor of the Fund's shares. Kenneth
D. Trumpfheller, officer and sole shareholder of the Administrator and the Distributor, is an officer and trustee of the Trust. The services of the Administrator, Transfer Agent and Distributor are operating expenses paid by CMS.



                                    FORM N-1A

                            PART C. OTHER INFORMATION

Item 23. Exhibits: Except as noted, the following exhibits are being filed herewith:


          (a)  Declaration of Trust of Registrant is  incorporated  by reference
from    the    Registration    Statement    filed   on   May   11,    1999.    .

          (b)  By-Laws of  Registrant  is  incorporated  by  reference  from the
Registration       Statement       filed       on      May       11,       1999.



          (C) Not applicable.

          (d) Form of Investment Advisory Agreement between Wabash Valley Capital Management, Inc. and Registrant is incorporated by reference from the Registration Statement filed on May 11, 1999 .


          (e) Form of Underwriting Agreement between AmeriPrime Financial Securities, Inc. and Registrant is filed herein.


          (f) Not applicable.

          (g) Custody Agreement is filed herein .

          (h) Other Material Contracts


     Form of Mutual Funds Services Agreement between Registrant and Unified Fund Services, Inc. is filed herein.

     Form of Administration Agreement between Ameri Prime Financial Services and Registrant is filed herein.

     Form of Transfer Agency Agreement between Registrant and Unified Fund Services, Inc is filed herein.


          (i) To be filed by amendment.

          (j) Not applicable.

          (k) Not applicable.


          (l) Not applicable .

          (m) Form of 12b-1 Plan is filed herein.



          (n) Not applicable.



Item 24.  Persons Controlled by or Under Common Control with Registrant.

         The Registrant does not directly or indirectly control any person.

Item 25.  Indemnification

         Section 4.3 of the  Declaration  of Trust  filed  herein  provides  for
indemnification  of  the  Registrant's   trustees  and  officers  under  certain
circumstances.

          Indemnification.   (a)  Subject  to  the  exceptions  and  limitations
               contained in  subsection  (b) below:

          (i) every person who is, or has been, a Trustee or an officer, employee or agent of the Trust (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) ("Covered Person") shall be indemnified by the trust or the appropriate Series to the fullest extent permitted by law against any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof; and

          (ii) as  used  herein,   the  words  "claim,"   "action,"  "suit",  or
               "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals) actual or threatened, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

          The application of these provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission;


          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.


Item 26.  Business and Other Connections of Investment Adviser

          All of the information required by this item is set forth in the Form ADV, as amended, of Wabash Valley Capital Management, Inc. (File No. 801-56063). The following sections of Form ADV are incorporated herein by reference:

         (a) Items 1 and 2 of Part II
         (b) Section 6, Business Background, of each Schedule D.

Item 27.  Principal Underwriter


          (a) AmeriPrime Financial Securities, Inc. is the Registrant's principal underwriter. Kenneth D. Trumpfheller, 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092, is the President, Secretary and Treasurer of the underwriter and the President and a Trustee of the Registrant. It is also the underwriter for the AmeriPrime Funds, AmeriPrime Insurance Trust, AmeriPrime Advisors Trust, the Kenwood Funds, the Rockland Funds Trust, 10k Smart Trust, and the TANAKA Funds, Inc.

          (b)  Information   with  respect  to  each  director  and  officer  of
               AmeriPrime Financial Securities, Inc. is incorporated by reference to Schedule A of Form BD filed by it under the Securities Exchange Act of 1934 (File No. 8-48143).


AmeriPrime


Name:                                     Positions and Offices with Underwriter:   Positions and Offices with Registrant:
                                          President                                 None

                                          Sr. Vice President and Secretary          None
                                          Vice President                            None



         (c) Not applicable.
-------------


Item 28.  Location of Accounts and Records


          (a)Wabash Valley Capital Management, Inc. serves as the principal holder of records for the Registrant. The Declaration of Trust, by-laws, minute books and procedural information of the Registrant are in the physical possession of Wabash Valley Capital Management, Inc. 2901 Ohio Blvd., Suite 242, Terre Haute, IN 47803.

          (b)All books and records  required to be  maintained  by the custodian
          will  be  maintained   by  Fifth  Third  Bank,   Fifth  Third  Center,
          Cincinnati, Ohio 45263.

          (c)All books and record required to be maintained by the transfer agent and accounting agent are held at:
                           Unified Fund Services, Inc.
                           .431 N. Pennsylvania Street
                            Indianapolis, IN. 46204

                         Ameri Prime Financial Services
                         1793 Kingswood Drive, Suite 200
                             Southlake, Texas 76092



Item 29.  Management Services.
                  none


Item 30.  Undertakings.









                                                    SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Pre-Effective Amendment Number 2 to the Fund's Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Terre Haute, and State of Indiana on the day of February , 2000.

                                Institutional Development Trust
                                Churchmen's Bond Fund

                                By: /s/                    James B. Exline
                                   ---------------------------------------
                                   President


Pursuant to the requirements of the Securities Act of 1933, this Fund's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                                                     Date


/s/                                                            February 9, 2000
-------------------------------------------------------------------------------
Clyde H. Freed, Jr, Trustee

/s/                                                            February 9, 2000
-------------------------------------------------------------------------------
Robert Cook, Trustee

/s/                                                            February 9, 2000
-------------------------------------------------------------------------------
Bryan Whitehead, Trustee

/s/                                                            February 9, 2000
-------------------------------------------------------------------------------
Abe Miller, Trustee

/s/                                                            February 9, 2000
-------------------------------------------------------------------------------
Charles Hinson, Trustee


                                  EXHIBIT INDEX

Exhibit


Letter                     Document Title

 (a)                       Custody Agreement................EX-99.g
 (b)                       Underwriting Agreement...........EX-99.e
 (c)                       Administration Agreement.........EX-99.h.1
 (d)                       Transfer Agency Agreement........EX-99.h.2
 (e)                       12b-1 Plan.......................EX-99.m



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